Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Tax	$ 10,607	$ 7,876
Labor	979	907
Civil	2,977	2,089
Environmental	115	109
Others	68	72
Total	$ 14,746	$ 11,053	$ 8,038